Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the 2025 fiscal year that were close in time to the release of material nonpublic information.

Award Timing Method
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the 2025 fiscal year that were close in time to the release of material nonpublic information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during the 2025 fiscal year that were close in time to the release of material nonpublic information.